COMMITMENTS AND CONTINGENCIES - Additional Information (Detail) $ in Thousands, $ in Thousands	Aug. 31, 2025 USD ($)	Aug. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Aug. 31, 2025 HKD ($)
Commitments and Contingencies [Line Items]
Capital commitments			$ 4,096
Trade Credit Facility [Member]
Commitments and Contingencies [Line Items]
Credit facility utilized			$ 643
Amount of a promissory note	$ 3,213			$ 25,000
Trade Credit Facility [Member] | After Amendment [Member]
Commitments and Contingencies [Line Items]
Amount entered with a bank to meet certain payment obligations	$ 3,213	$ 25,000
Trade Credit Facility [Member] | Extended Maturity [Member]
Commitments and Contingencies [Line Items]
Credit facility, maturity date	Aug. 31, 2027	Aug. 31, 2027
Extension of maturity date	2 years	2 years